VENERABLE VARIABLE INSURANCE TRUST

Venerable US Large Cap Core Equity Fund

Venerable US Large Cap Strategic Equity Fund

Venerable US Small Cap Fund

Venerable Real Estate Fund

Venerable International Equity Fund

Venerable Emerging Markets Equity Fund

Venerable World Equity Fund

Venerable High Yield Fund

Venerable Strategic Bond Fund

Venerable Inflation Focused Fund

Venerable Large Cap Index Fund

Venerable Mid Cap Index Fund

Venerable Small Cap Index Fund

Venerable International Index Fund

Venerable Bond Index Fund

Venerable Intermediate Corporate Bond Index Fund

Venerable Conservative Allocation Fund

Venerable Conservative Appreciation Allocation Fund

Venerable World Conservative Allocation Fund

Venerable Moderate Allocation Fund

Venerable Moderate Appreciation Allocation Fund

Venerable World Moderate Allocation Fund

Venerable Appreciation Allocation Fund

Venerable World Appreciation Allocation Fund

SUPPLEMENT DATED JUNE 18, 2026, TO THE SUMMARY PROSPECTUSES AND PROSPECTUS

DATED APRIL 29, 2026

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus dated April 29, 2026, of the funds listed above (the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Summary Prospectuses, Prospectus, and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

The following changes are being made to the Funds’ SAI:

I.	Effective June 30, 2026, all references to Patricia O’Connor as portfolio manager to the Venerable High Yield Fund in the Venerable High Yield Fund Summary Prospectus and Prospectus are hereby deleted in their entirety.

II.	Effective July 1, 2026, Russell Investments Financial Services, LLC (“RIFIS”) no longer serves as distributor of the Trust. All references to Russell Investments Financial Services, LLC or RIFIS as distributor to the Funds or Trust in the Prospectus are hereby deleted in their entirety.

III.	Effective July 1, 2026, the first paragraph under the sub-section in the Prospectus titled “DISTRIBUTOR.” under the section titled “MANAGEMENT” is deleted in its entirety and replaced with the following:

Directed Services LLC (“DSL”) serves as the Trust’s distributor. DSL is a limited liability company in the State of Delaware and a wholly owned subsidiary of Venerable Holdings, Inc. DSL is located at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380. The Distributor distributes shares of the Funds continuously but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE